RELATED PARTY TRANSACTIONS - Disclosure of transactions between related parties (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of transactions between related parties [line items]
Consulting fees	$ 869,128	$ 216,352
Professional fees	2,927,556	1,089,994
Research and development	5,601,755	2,732,496
Key management personnel [Member]
Disclosure of transactions between related parties [line items]
Consulting fees	0	24,278
Professional fees	84,000	84,000
Research and development	112,792	249,842
Share-based payments	109,892	28,905
Wages and benefits	115,459	282,623
Total related party transactions	$ 422,143	$ 669,648